6. REVENUE RECOGNITION (Sept. 2018 Note) (Tables)	3 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of revenues
	Three Months Ended September 30,
	2018	2017
Engineering Design Services	$511,898	$419,924
Optical Components	298,057	443,591
Medical Device Products & Assemblies	749,503	165,231
Total Revenues	$1,559,458	$1,028,746